Trade Payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade Payables [Abstract]
Composition of trade payables
	December 31
	2017	2016
	NIS in millions
Open accounts and accrued expenses	102	375
Checks payable	11	2
	113	377